SHARE CAPITAL (Schedule of Share Capital) (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	371,749	165,866
Issued for cash	13,447	81,628
Issued as consideration for Waveform acquisition	0	124,255
In issue at June 30	385,196	371,749
American depositary share [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	18,587	8,293
Issued for cash	673	4,081
Issued as consideration for Waveform acquisition	0	6,213
In issue at June 30	19,260	18,587
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	12,556	12,556
Purchased during the year	0	0
Balance at Ending	12,556	12,556
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	628	628
Purchased during the year	0	0
Balance at Ending	628	628